LEASE LIABILITY (Tables)	3 Months Ended
Mar. 31, 2022
Disclosure of maturity analysis of operating lease payments [abstract]
SCHEDULE OF OPERATING LEASE LIABILITIES

Total
Balance at December 31, 2020	$158,124
Additions	440,675
Interest expense	26,964
Lease payments	(128,995)
Lease removal	(7,645)
Balance at December 31, 2021	$489,123
Interest expense	10,927
Lease payments	(36,583)
Balance at March 31, 2022	$463,467

Which consists of:
Current lease liability	$115,269
Non-current lease liability	348,198
Balance at March 31, 2022	$463,467

SCHEDULE OF OPERATING MATURITY ANALYSIS

Maturity analysis	Total
Less than one year	$150,276
One to three years	238,347
Four to five years	162,340
Greater than five years	-
Total undiscounted lease liabilities	550,963
Amount representing implicit interest	(87,496)
Lease liability	$463,467